Leuthold Select Industries ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Banks - 7.4%
Bank of America Corp.	5,971	$282,548
Barclays PLC - ADR	11,197	208,152
Canadian Imperial Bank of Commerce	3,011	213,269
Citigroup, Inc.	3,102	264,042
JPMorgan Chase & Co.	1,182	342,674
The PNC Financial Services Group, Inc.	921	171,693
US Bancorp	3,646	164,981
		1,647,359

Capital Markets - 5.9%
Deutsche Bank AG	8,840	258,835
Goldman Sachs Group, Inc.	622	440,220
Morgan Stanley	2,417	340,459
Raymond James Financial, Inc.	914	140,180
Virtu Financial, Inc. - Class A	2,863	128,234
		1,307,928

Communications Equipment - 4.5%
Cisco Systems, Inc.	4,782	331,775
Digi International, Inc. (a)	1,867	65,083
F5, Inc. (a)	702	206,613
Nokia Oyj - ADR	40,209	208,283
Telefonaktiebolaget LM Ericsson - ADR	23,014	195,159
		1,006,913

Construction & Engineering - 2.1%
Dycom Industries, Inc. (a)	736	179,871
Primoris Services Corp.	2,052	159,933
Valmont Industries, Inc.	409	133,567
		473,371

Diversified Consumer Services - 6.8%
ADT, Inc.	18,114	153,425
Adtalem Global Education, Inc. (a)	1,725	219,472
Frontdoor, Inc. (a)	2,373	139,864
Graham Holdings Co. - Class B	104	98,402
Laureate Education, Inc. (a)	7,504	175,443
Pearson PLC - ADR	5,989	89,416
Perdoceo Education Corp.	3,810	124,549
Strategic Education, Inc.	1,469	125,056
Stride, Inc. (a)	1,414	205,299
Universal Technical Institute, Inc. (a)	5,217	176,804
		1,507,730

Diversified Telecommunication Services - 1.6%
AT&T, Inc.	9,001	260,489
Verizon Communications, Inc.	2,504	108,348
		368,837

Electronic Equipment, Instruments & Components - 7.0%
Benchmark Electronics, Inc.	2,282	88,610
CTS Corp.	2,044	87,095
Flex, Ltd. (a)	7,564	377,595
Jabil, Inc.	2,290	499,449
Plexus Corp. (a)	972	131,521
Sanmina Corp. (a)	1,403	137,255
TE Connectivity PLC	1,483	250,138
		1,571,663

Entertainment - 4.4%
Netflix, Inc. (a)	552	739,200
Walt Disney Co.	1,985	246,160
		985,360

Financial Services - 3.2%
Mastercard, Inc. - Class A	578	324,802
PayPal Holdings, Inc. (a)	1,750	130,060
Visa, Inc. - Class A	766	271,968
		726,830

Gas Utilities - 4.3%
MDU Resources Group, Inc.	11,502	191,738
New Jersey Resources Corp.	3,921	175,739
ONE Gas, Inc.	2,558	183,818
Spire, Inc.	2,524	184,227
UGI Corp.	5,888	214,441
		949,963

Health Care Providers & Services - 9.3%
Cardinal Health, Inc.	2,331	391,608
Cencora, Inc.	1,141	342,129
Cigna Group	346	114,381
CVS Health Corp.	1,609	110,989
Encompass Health Corp.	1,147	140,656
HCA Healthcare, Inc.	597	228,711
McKesson Corp.	592	433,806
Tenet Healthcare Corp. (a)	1,102	193,952
Universal Health Services, Inc. - Class B	690	124,993
		2,081,225

Hotels, Restaurants & Leisure - 3.3%
Carnival Corp. (a)	4,256	119,679
Hyatt Hotels Corp. - Class A	694	96,917
Life Time Group Holdings, Inc. (a)	3,777	114,556
Norwegian Cruise Line Holdings, Ltd. (a)	4,092	82,986
Royal Caribbean Cruises, Ltd.	411	128,700
SeaWorld Entertainment, Inc. (a)	2,067	97,459
Travel + Leisure Co.	2,021	104,304
		744,601

Insurance - 4.9%
Allstate Corp.	730	146,956
Arch Capital Group, Ltd.	1,260	114,723
Assurant, Inc.	643	126,986
Hanover Insurance Group, Inc.	524	89,012
Hartford Insurance Group, Inc.	1,239	157,192
Kemper Corp.	1,255	80,998
Markel Group, Inc. (a)	64	127,831
Travelers Cos., Inc.	607	162,397
White Mountains Insurance Group Ltd.	45	80,807
		1,086,902

Interactive Media & Services - 5.8%
Alphabet, Inc. - Class A	2,578	454,321
Meta Platforms, Inc. - Class A	1,132	835,518
		1,289,839

Internet & Direct Marketing Retail - 0.5%
Expedia Group, Inc. - Class A	619	104,413

IT Services - 5.7%
Akamai Technologies, Inc. (a)	1,672	133,359
CSG Systems International, Inc.	2,592	169,284
DigitalOcean Holdings, Inc. (a)	2,808	80,196
GoDaddy, Inc. - Class A (a)	837	150,710
MAXIMUS, Inc.	2,270	159,354
Okta, Inc. (a)	1,212	121,164
Twilio, Inc. - Class A (a)	1,399	173,980
VeriSign, Inc.	754	217,755
Wix.com, Ltd. (a)	457	72,416
		1,278,218

Media - 1.2%
Charter Communications, Inc. - Class A (a)	278	113,649
Comcast Corp. - Class A	4,097	146,222
		259,871

Metals & Mining - 5.3%
Agnico Eagle Mines, Ltd.	1,790	212,885
Eldorado Gold Corp. (a)	6,545	133,125
Equinox Gold Corp. (a)	19,324	111,113
IAMGOLD Corp. (a)	31,295	230,018
Kinross Gold Corp.	23,104	361,116
Pan American Silver Corp.	4,723	134,133
		1,182,390

Professional Services - 1.5%
Concentrix Corp.	3,335	176,271
WNS Holdings Ltd. (a)	2,429	153,610
		329,881

Road & Rail - 1.0%
Uber Technologies, Inc. (a)	2,370	221,121

Software - 10.6%
Check Point Software Technologies, Ltd. (a)	1,134	250,897
Fortinet, Inc. (a)	2,361	249,605
Microsoft Corp.	1,921	955,525
Oracle Corp.	2,578	563,628
Qualys, Inc. (a)	896	128,012
SS&C Technologies Holdings, Inc.	2,555	211,554
		2,359,221

Specialty Retail - 1.0%
Asbury Automotive Group, Inc. (a)	446	106,389
Lithia Motors, Inc. - Class A	323	109,116
		215,505

Wireless Telecommunication Services - 1.5%
T-Mobile US, Inc.	1,400	333,564
TOTAL COMMON STOCKS (Cost $17,393,507)		22,032,705

TOTAL INVESTMENTS - 98.8% (Cost $17,393,507)		22,032,705
Money Market Deposit Account - 1.2% (b)		257,129
Other Assets in Excess of Liabilities - 0.0% (c)		11,052
TOTAL NET ASSETS - 100.0%		$22,300,886
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt AG – Aktiengesellschaft OYJ – Julkinen Asakeyhtio
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.

(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Leuthold Select Industries ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$22,032,705	$–	$–	$22,032,705
Total Investments	$22,032,705	$–	$–	$22,032,705

Refer to the Schedule of Investments for further disaggregation of investment categories.